Report of Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	930,658	938,535
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	102,039	112,902
Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	153,973	148,326
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,350,371	2,432,751
Gross carrying amount | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,507,370	2,700,821
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	940,373	949,609
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	447,225	447,522
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	410,684	427,655
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	82,464	74,432
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	969	73,588
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	130	41,131
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	605	30,801
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	234	1,656
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	102,052	112,917
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	144	10,487
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	1,042,425	1,062,526
Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,113	84,075
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(4,618)	(5,469)
Allowance for ECL | Financial investments - measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(10,197)	(11,917)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	(9,715)	(11,074)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(2,524)	(2,867)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(6,755)	(7,803)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(436)	(404)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(303)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(175)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(123)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	(5)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	(13)	(15)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(9,728)	(11,089)
Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(303)
South Africa | Gross carrying amount | Financial investments - measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	660
South Africa | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	660	56,349
South Africa | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	27,071
South Africa | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	586	27,789
South Africa | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	74	1,489
South Africa | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	154
South Africa | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	660	56,503
South Africa | Allowance for ECL | Financial investments - measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)
South Africa | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(220)
South Africa | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(95)
South Africa | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(120)
South Africa | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	(5)
South Africa | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
South Africa | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(220)
German Private Banking Business | Gross carrying amount | Financial investments - measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	309
German Private Banking Business | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	309	16,984
German Private Banking Business | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	130	13,920
German Private Banking Business | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	19	3,012
German Private Banking Business | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	160	52
German Private Banking Business | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	10,333
German Private Banking Business | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	309	27,317
German Private Banking Business | Allowance for ECL | Financial investments - measured at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(144)
German Private Banking Business | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(82)
German Private Banking Business | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(79)
German Private Banking Business | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	(3)
German Private Banking Business | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
German Private Banking Business | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
German Private Banking Business | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(82)
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	255
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	140
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	115
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	144	0
Other | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	144	255
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	(1)
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(1)
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers | Discontinued operations | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	$ (1)
Argentina business | Gross carrying amount | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,760
Argentina business | Allowance for ECL | Financial investments - measured at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	$ (34)